Consolidated statement of changes in equity (Parenthetical) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Final dividend (in dollars per share)	$ 0.60		$ 0.31
Final dividend	$ 2,201		$ 1,120
Interim dividend (in dollars per share)		$ 0.58
Interim dividend		$ 2,127
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%
Value of shares acquired in off-market buy back	$ 3,502
Ordinary shares
Number of shares acquired in an off-market share buy-back	167,464,114